Segment and Geographical Area Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment and Geographical Area Information
15. Segment and Geographical Area Information
The Company’s primary line of business is the production of semi-fabricated specialty aluminum products through 11 focused production facilities in the United States and one in Canada. The Company also owns a 49% interest in Anglesey, which owns and operates a secondary aluminum remelt and casting facility in Holyhead, Wales. Although Anglesey is decommissioning a portion of the site and pursuing the disposition of some of its assets, Anglesey currently expects to continue to conduct secondary aluminum remelt and casting operations.  The Company does not expect those efforts to impact the Company's results or result in any distribution by Anglesey to its owners.
Each of the Company’s North American production facilities is an operating segment. Such operating segments are aggregated for reporting purposes to one reportable segment, Fabricated Products. The Fabricated Products segment sells value-added products, such as aluminum sheet and plate and extruded and drawn products, which are primarily used in aerospace/high strength, general engineering, automotive, and other industrial applications.
At December 31, 2011, the Company’s operations also consisted of three other business units, Secondary Aluminum, Hedging, and Corporate and Other. On January 1, 2012, the Company began reviewing the results of the primary aluminum hedging activities, which prior to January 1, 2012 had been reported in the Hedging business unit, with the results of the Fabricated Products segment because the Company had begun to conduct such hedging activities with respect to primary aluminum solely for the Fabricated Products segment. Accordingly, all segment information presented herein has been re-casted to reflect the inclusion of primary aluminum hedging activities in the Fabricated Products segment for all periods presented, which resulted in a (decrease) increase of $(25.0), $3.1, and $74.8 in operating income of the Fabricated Products segment for the years ended 2011, 2010 and 2009, respectively, and an increase of $0.6 and $28.6 in Fabricated Products segment assets as of December 31, 2011 and December 31, 2010, respectively.
The Secondary Aluminum business unit sells value-added products, such as ingot and billet, produced at Anglesey, for which the Company receives a portion of a premium over normal commodity market prices. The Hedging business unit conducted hedging activities in respect of British Pound Sterling exchange rate risk relating to Anglesey’s smelting operations through September 30, 2009. The Corporate and Other business unit provides general and administrative support for the Company’s operations. For purposes of segment reporting under GAAP, the Company combines the three other business units, Secondary Aluminum, Hedging and the Corporate and Other into one category, which is referred to as All Other. All Other is not considered a reportable segment.
The accounting policies of the Fabricated Products segment are the same as those described in Note 1. Segment results are evaluated internally by management before any allocation of corporate overhead and without any charge for income taxes, interest expense, or Other operating charges, net.
The following tables provide financial information by operating segment for each period or as of each period-end, as applicable:

	Year Ended December 31,
	2011	2010	2009
Net Sales:
Fabricated Products	$1,301.3	$1,078.8	$897.1
All Other[1]	—	0.3	89.9
Total net sales	$1,301.3	$1,079.1	$987.0
Segment Operating Income (Loss):
Fabricated Products [2,3]	$83.6	$81.7	$148.4
All Other[4]	(28.6)	(40.6)	(29.7)
Total operating income	$55.0	$41.1	$118.7
Interest expense	(18.0)	(11.8)	—
Other income (expense), net	4.3	(4.2)	(0.1)
Income before income taxes	$41.3	$25.1	$118.6
Depreciation and Amortization:
Fabricated Products	$24.8	$19.4	$16.2
All Other	0.4	0.4	0.2
Total depreciation and amortization	$25.2	$19.8	$16.4
Capital expenditures:
Fabricated Products	$32.1	$38.0	$58.5
All Other	0.4	0.9	0.7
Total capital expenditures	$32.5	$38.9	$59.2

	December 31, 2011	December 31, 2010
Segment assets:
Fabricated Products	$637.0	$525.3
All Other[5]	683.6	793.6
Total assets	$1,320.6	$1,318.9
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1
Net sales in All Other in 2010 represent residual activity involving primary aluminum purchased by the Company from Anglesey while it continued its smelting operations, prior to September 30, 2009, and resold by the Company in the first quarter of 2010. In connection with Anglesey’s remelt operations beginning in the fourth quarter of 2009, the Company changed its basis of revenue recognition from gross to a net basis (see Note 1).

2
Operating results in the Fabricated Products segment for 2011, 2010 and 2009 included non-cash LIFO inventory (benefits) charges of $(7.1), $16.5 and $8.7, respectively. Also included in the Fabricated Products segment operating results for 2009 were $9.3 of lower of cost or market inventory write-down and $5.4 of restructuring charges relating to the restructuring plans involving the Company's Tulsa, Oklahoma and Bellwood, Virginia facilities. Restructuring charges in 2011 and 2010 were not material. Also included in the Fabricated Products segment operating results for 2011, 2010 and 2009 were $1.7, $13.6 and $0.7, respectively, of environmental expense. Fabricated Products segment operating results for 2010 also included $3.9 of asset impairment charge relating to certain Property, plant and equipment.

3
Fabricated Products segment results for 2011, 2010 and 2009 include non-cash mark-to-market (losses) gains on primary aluminum, natural gas, electricity and foreign currency hedging activities totaling $(29.9), $(0.7) and $66.1, respectively. For further discussion regarding mark-to-market matters, see Note 12.

4
Operating results of All Other for 2009 include non-cash mark-to-market gain on foreign currency derivatives of $14.4. Also included in the operating income of All Other were $1.8 of impairment charges in 2009 relating to the Company's investment in Anglesey.

5	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBA(s) and net deferred income tax assets.

Geographic information for net sales, based on country of origin, and income taxes paid are as follows:

	Year Ended December 31,
	2011	2010	2009
Net sales to unaffiliated customers:
Fabricated Products —
United States	$1,195.1	$991.2	$840.1
Canada	106.2	87.6	57.0
Total Fabricated Products net sales	1,301.3	1,078.8	897.1
All Other —
United Kingdom	—	0.3	89.9
Total All Other net sales	—	0.3	89.9
Total net sales	$1,301.3	$1,079.1	$987.0
Income Taxes Paid:
Fabricated Products —
United States	$1.7	$0.1	$4.0
Canada	1.8	0.7	8.8
Total income taxes paid	$3.5	$0.8	$12.8

The aggregate foreign currency transaction gains (losses) included in determining net income were immaterial for 2011, 2010 and 2009. Sales to the Company’s largest fabricated products customer accounted for sales of approximately 21%, 23% and 20% of total revenue in 2011, 2010 and 2009, respectively. The loss of the Company’s largest customer would have a material adverse effect on the Company taken as a whole. However, in the Company’s opinion, the relationship between the customer and the Company is good, and the risk of loss of the customer is remote. Export sales were approximately 14%, 13% and 10% of total revenue during 2011, 2010 and 2009, respectively.